COMMITMENTS AND CONTINGENCIES (Details Narrative) $ in Thousands			12 Months Ended
	Apr. 12, 2024 USD ($) ft²	Feb. 02, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Loss Contingencies [Line Items]
Monthly base rent		$ 230
Operating lease costs		23	$ 4,437	$ 1,577
Estimated monthly property taxes		$ 21
Percentage of escalation of monthly base rent		3.00%
Percentage of escalation of fix operating expense costs		2.40%
Area of land | ft²	64,000
Rent for the premises payable	$ 45
Lease term percentage	3.00%
Operating expenses, taxes and insurance expenses percentage	25.00%
Landlord security deposit	$ 50
Minimum [Member]
Loss Contingencies [Line Items]
Lease payments			$ 111
Finance lease term			3 years
Maximum [Member]
Loss Contingencies [Line Items]
Lease payments			$ 309
Finance lease term			5 years